Stock-Based Compensation, Dividend Restrictions, and Calculations of Earnings Per Share of Common Stock - Weighted Average Grant Date Fair Value (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Time-Based Restricted Stock and Unrestricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, granted	$ 18.85		$ 16.55
Time-Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, granted	$ 19.69	$ 18.87
Performance Based Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, granted	$ 21.13	$ 19.56	$ 20.11